Exhibit 99.6

Monthly Investor Report: Verizon Master Trust - VZMT 2023-7

Collection Period	May 2025
Payment Date	6/20/2025
Transaction Month	19
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/20/26	11/20/29	$434,610,000		5.67%			5.67%
Class A-1b	11/20/26	11/20/29	$100,000,000	31	SOFR30A + 0.95%	6/12/25	4.30385%	5.25%
Class B	11/20/26	11/20/29	$40,870,000		5.96%			5.96%
Class C	11/20/26	11/20/29	$24,520,000		6.21%			6.21%

Total			$600,000,000

Series Alloc % x Group One Available Funds								$43,042,738.03
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$43,042,738.03

Beginning of Period Reserve Account Balance								$6,539,509.54
Required Reserve Amount								$6,539,509.54
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$6,539,509.54

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$44.79	$44.79	$0.00	$0.00		$43,042,693.24
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$43,042,693.24
Asset Representations Reviewer Fee			$24.75	$24.75	$0.00	$0.00		$43,042,668.49
Supplemental ARR Fee			$99.01	$99.01	$0.00	$0.00		$43,042,569.48
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$43,041,319.48
Servicing Fee			$462,565.31	$462,565.31	$0.00	$0.00		$42,578,754.17
Class A-1a Note Interest			$2,053,532.25	$2,053,532.25	$0.00	$0.00		$40,525,221.92
Class A-1b Note Interest			$452,414.86	$452,414.86	$0.00	$0.00		$40,072,807.06
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$40,072,807.06
Class B Note Interest			$202,987.67	$202,987.67	$0.00	$0.00		$39,869,819.39
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,869,819.39
Class C Note Interest			$126,891.00	$126,891.00	$0.00	$0.00		$39,742,928.39
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,742,928.39
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$39,742,928.39
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,742,928.39
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$39,742,928.39
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$39,742,928.39
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$39,742,928.39
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$39,742,928.39
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$39,742,928.39
Class R Interest			$39,742,928.39	$39,742,928.39	$0.00	$0.00		$0.00

Total			$43,042,738.03	$43,042,738.03	$0.00	$0.00

Total Priority, Regular and Accelerated Principal Payments								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$2,053,532.25	$0.00	$0.00	$2,053,532.25
Class A-1b			$0.00	$0.00	$452,414.86	$0.00	$0.00	$452,414.86
Class B			$0.00	$0.00	$202,987.67	$0.00	$0.00	$202,987.67
Class C			$0.00	$0.00	$126,891.00	$0.00	$0.00	$126,891.00

Total			$0.00	$0.00	$2,835,825.78	$0.00	$0.00	$2,835,825.78

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.73	$0.00	$4.73	$434,610,000.00	$1.00	$434,610,000.00	$1.00
Class A-1b	$1,000.00	$4.52	$0.00	$4.52	$100,000,000.00	$1.00	$100,000,000.00	$1.00
Class B	$1,000.00	$4.97	$0.00	$4.97	$40,870,000.00	$1.00	$40,870,000.00	$1.00
Class C	$1,000.00	$5.18	$0.00	$5.18	$24,520,000.00	$1.00	$24,520,000.00	$1.00

Total	$1,000.00	$4.73	$0.00	$4.73	$600,000,000.00	$1.00	$600,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$300,000,000.00			$300,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.